SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 03, 2016	Oct. 31, 2013	Dec. 31, 2006	May 31, 2004	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional options authorized		1,100,000	700,000	650,000	545,809	2,193,396
Options available for future grant					1,722,279
Options granted					545,809	736,654
Exercisable at the end of the year					1,608,833
Unrecognized compensation costs related to non-vested share-based compensation arrangements					$ 1,204
Unrecognized compensation costs related to non-vested share-based compensation arrangements, recognition period					2 years 9 months
Weighted average grant date fair values of options granted					$ 0.76	$ 0.93
Unvested Options exercise price	$ 2.11
Additional expense recognized from modification of pricing on unvested options	$ 56
Number of options outstanding					2,642,570
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future grant					194,048
Options granted					492,381	163,563
Number of options outstanding					3,119,293
Restricted Stock Units (RSUs) [Member] | Employees, officers and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, grants in period					163,563	563,654
Stock Option [Member] | Employees, Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum exercise price					$ 1.26	$ 1.66
Maximum exercise price					$ 1.29	$ 2.55
Stock Option [Member] | Employees, Officers and Directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year	1 year
Stock Option [Member] | Employees, Officers and Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					2 years	3 years
Stock Option [Member] | External Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						20,000
Exercise price						$ 1.55
Stock Option [Member] | External Consultant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						1 year
Stock Option [Member] | External Consultant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						2 years
Stock Option [Member] | Board of directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					25,000
Exercise price					$ 1.29
Stock Option [Member] | Board of directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Stock Option [Member] | Board of directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					2 years